UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03894

T. Rowe Price Short-Term Bond Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
November 30, 2023
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRWBX Short-Term Bond Fund –
.
PASHX Short-Term Bond Fund–
.
Advisor  Class
TBSIX Short-Term Bond Fund–
.
I  Class
TRZOX Short-Term Bond Fund–
.
Z Class

T. ROWE PRICE Short-Term Bond Fund
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Short-Term Bond Fund
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced mixed returns during the first half of your fund’s fiscal year, the six-month period ended November 30, 2023.
Nearly all equity benchmarks finished the period with positive results after a strong rally in November; however, rising U.S. Treasury yields left some fixed income sectors in negative territory.
Within the S&P 500 Index, the financials sector recovered from the failure of three large regional banks earlier in the year and recorded the best results for the period. The information technology sector also delivered strong gains as technology companies benefited from investor enthusiasm for artificial intelligence developments. Outside the U.S., stocks in developed markets generally outpaced their counterparts in emerging markets, although emerging
Europe and Latin America produced very strong returns at the regional level.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 5.2% in the third quarter’s revised estimate, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Although year-over-year earnings growth contracted in the first and second quarters of 2023, results were better than expected, and earnings growth turned positive again in the third quarter.
Inflation remained a concern for both investors and policymakers, but lower-
than-expected inflation data in November helped spur a rally late in the period as many investors concluded that the Federal Reserve had reached the end of its hiking cycle. The Fed raised its short-term lending benchmark rate to a target range of 5.25% to 5.50% in July, the highest level since March 2001, and then held rates steady for the remainder of the period.
Despite a drop in yields as investor sentiment shifted in November, intermediate- and longer-term U.S. Treasury yields finished the period notably higher. After starting the period at 3.64%, the yield on the benchmark 10-year
Treasury note briefly reached 5.00% in October for the first time since late
2007 before falling to 4.37% by the end of November. The rise in yields led to negative returns in some fixed income sectors, but both investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year as well as by increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment

T. ROWE PRICE Short-Term Bond Fund

makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission adopted new rules recently that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
Although semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Short-Term Bond Fund
Portfolio Summary

Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency. Securities that have
not been rated by any rating agency totaled 0.17% of the
portfolio at the end of the reporting period.
* U.S. government agency securities are issued or
guaranteed by a U.S. government agency and may
include conventional pass-through securities and
collateralized mortgage obligations; unlike Treasuries,
government agency securities are not issued directly
by the U.S. government and are generally unrated but
may have credit support from the U.S. Treasury (e.g.,
FHLMC and FNMA issues) or a direct government
guarantee (e.g., GNMA issues). Therefore, this
category may include rated and unrated securities.
** U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.
CREDIT QUALITY DIVERSIFICATION
Short-Term Bond Fund

T. ROWE PRICE Short-Term Bond Fund

Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE Short-Term Bond Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has four share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Short-Term Bond Fund

SHORT-TERM BOND FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,021.30 $2.38
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.65   2.38
Advisor Class
Actual   1,000.00   1,019.70   3.94
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.10   3.94
I Class
Actual   1,000.00   1,019.60   1.77
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.25   1.77
Z Class
Actual   1,000.00   1,023.60   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.00   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.47%,
the
2
Advisor Class was 0.78%, the
3
I Class was 0.35%, and the
4
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 4.50 $ 4.61 $ 4.84 $ 4.76 $ 4.71 $ 4.66
Investment activities
Net investment
income
(1)(2)
0.08 0.11 0.06 0.08 0.11 0.11
Net realized and
unrealized gain/loss 0.01 (0.11) (0.23) 0.08 0.05 0.06
Total from
investment activities 0.09 — (0.17) 0.16 0.16 0.17
Distributions
Net investment
income (0.07) (0.11) (0.06) (0.06) (0.11) (0.12)
Tax return of capital — — — (0.02) — —
Total distributions (0.07) (0.11) (0.06) (0.08) (0.11) (0.12)
NET ASSET VALUE
End of period $ 4.52 $ 4.50 $ 4.61 $ 4.84 $ 4.76 $ 4.71

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(3)
2.13% 0.11% (3.61)% 3.28% 3.45% 3.63%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.47%
(4)
0.46% 0.44% 0.44% 0.44% 0.44%
Net expenses after
waivers/payments
by Price Associates 0.47%
(4)
0.46% 0.44% 0.44% 0.44% 0.44%
Net investment
income 3.35%
(4)
2.51% 1.16% 1.56% 2.35% 2.42%
Portfolio turnover rate 38.2% 50.6% 70.1% 49.4% 70.2% 52.7%
Net assets, end of
period (in millions) $1,410 $1,524 $1,856 $3,588 $4,298 $4,551
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 4.51 $ 4.62 $ 4.85 $ 4.77 $ 4.71 $ 4.66
Investment activities
Net investment
income
(1)(2)
0.07 0.10 0.04 0.06 0.10 0.10
Net realized and
unrealized gain/loss 0.02 (0.11) (0.23) 0.08 0.06 0.05
Total from
investment activities 0.09 (0.01)
(3)
(0.19) 0.14 0.16 0.15
Distributions
Net investment
income (0.07) (0.10) (0.04) (0.04) (0.10) (0.10)
Tax return of capital — — — (0.02) — —
Total distributions (0.07) (0.10) (0.04) (0.06) (0.10) (0.10)
NET ASSET VALUE
End of period $ 4.53 $ 4.51 $ 4.62 $ 4.85 $ 4.77 $ 4.71

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(4)
1.97% (0.11)% (3.89)% 2.95% 3.38% 3.29%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.78%
(5)
0.70% 0.74% 0.76% 0.73% 0.77%
Net expenses after
waivers/payments
by Price Associates 0.78%
(5)
0.70% 0.74% 0.76% 0.73% 0.77%
Net investment
income 3.03%
(5)
2.26% 0.87% 1.24% 2.06% 2.09%
Portfolio turnover rate 38.2% 50.6% 70.1% 49.4% 70.2% 52.7%
Net assets, end of
period (in thousands) $7,220 $8,050 $9,706 $22,646 $27,362 $25,476
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 4.51 $ 4.61 $ 4.84 $ 4.77 $ 4.72 $ 4.66
Investment activities
Net investment
income
(1)(2)
0.08 0.12 0.06 0.08 0.12 0.12
Net realized and
unrealized gain/loss 0.01 (0.10) (0.23) 0.07 0.05 0.06
Total from
investment activities 0.09 0.02 (0.17) 0.15 0.17 0.18
Distributions
Net investment
income (0.08) (0.12) (0.06) (0.06) (0.12) (0.12)
Tax return of capital — — — (0.02) — —
Total distributions (0.08) (0.12) (0.06) (0.08) (0.12) (0.12)
NET ASSET VALUE
End of period $ 4.52 $ 4.51 $ 4.61 $ 4.84 $ 4.77 $ 4.72

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(3)
1.96% 0.47% (3.51)% 3.15% 3.55% 3.95%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.35%
(4)
0.33% 0.34% 0.36% 0.35% 0.35%
Net expenses after
waivers/payments
by Price Associates 0.35%
(4)
0.33% 0.34% 0.36% 0.35% 0.35%
Net investment
income 3.47%
(4)
2.66% 1.31% 1.56% 2.43% 2.52%
Portfolio turnover rate 38.2% 50.6% 70.1% 49.4% 70.2% 52.7%
Net assets, end of
period (in millions) $2,859 $2,971 $3,183 $2,228 $933 $820
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 4.50 $ 4.61 $ 4.84 $ 4.85
Investment activities
Net investment income
(2)(3)
0.09 0.13 0.08 0.02
Net realized and unrealized gain/loss 0.02 (0.11) (0.23) (0.01)
(4)
Total from investment activities 0.11 0.02 (0.15) 0.01
Distributions
Net investment income (0.09) (0.13) (0.08) —
(5)
Tax return of capital — — — (0.02)
Total distributions (0.09) (0.13) (0.08) (0.02)
NET ASSET VALUE
End of period $ 4.52 $ 4.50 $ 4.61 $ 4.84

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(3)(6)
2.36% 0.58% (3.18)% 0.26%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0.31%
(7)
0.31% 0.32% 0.34%
(7)
Net expenses after waivers/payments by Price
Associates 0.00%
(7)
0.00% 0.00% 0.00%
(7)
Net investment income 3.88%
(7)
2.95% 1.62% 1.69%
(7)
Portfolio turnover rate 38.2% 50.6% 70.1% 49.4%
Net assets, end of period (in thousands) $290,873 $150,111 $201,043 $244,089
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Amounts round to less than $0.01 per share.
(6)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(7)
Annualized

T. ROWE PRICE Short-Term Bond Fund
November 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 15.1%
Car Loan 6.2%
Ally Auto Receivables Trust
Series 2023-A, Class B
6.01%, 1/17/34  (1) 1,052 1,046
Ally Auto Receivables Trust
Series 2023-A, Class C
6.08%, 1/17/34  (1) 1,947 1,944
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C
1.59%, 10/20/25  2,411 2,388
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D
1.80%, 12/18/25  14,235 13,800
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  6,385 6,045
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  3,945 3,641
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  8,770 7,995
Avis Budget Rental Car Funding AESOP
Series 2018-2A, Class C
4.95%, 3/20/25  (1) 2,103 2,096
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class A
3.35%, 9/22/25  (1) 7,360 7,248
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25  (1) 4,265 4,182
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class A
2.33%, 8/20/26  (1) 3,950 3,745
CarMax Auto Owner Trust
Series 2020-1, Class C
2.34%, 11/17/25  2,965 2,931
CarMax Auto Owner Trust
Series 2020-4, Class D
1.75%, 4/15/27  4,290 4,090
CarMax Auto Owner Trust
Series 2021-2, Class C
1.34%, 2/16/27  4,605 4,273
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  1,595 1,576

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CarMax Auto Owner Trust
Series 2023-3, Class C
5.61%, 2/15/29  5,070 4,999
CarMax Auto Owner Trust
Series 2023-3, Class D
6.44%, 12/16/30  2,515 2,488
CarMax Auto Owner Trust
Series 2023-4, Class B
6.39%, 5/15/29  8,020 8,156
CarMax Auto Owner Trust
Series 2023-4, Class C
6.58%, 5/15/29  8,020 8,141
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28  (1) 856 834
Carvana Auto Receivables Trust
Series 2022-P1, Class A4
3.52%, 2/10/28  12,850 12,150
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30  (1) 11,695 11,648
Enterprise Fleet Financing
Series 2023-3, Class A2
6.40%, 3/20/30  (1) 7,545 7,639
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  6,660 6,495
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  4,100 4,020
Exeter Automobile Receivables Trust
Series 2022-5A, Class C
6.51%, 12/15/27  12,400 12,416
Exeter Automobile Receivables Trust
Series 2022-6A, Class A3
5.70%, 8/17/26  310 310
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  485 481
Ford Credit Auto Lease Trust
Series 2022-A, Class C
4.18%, 10/15/25  13,100 12,846
Ford Credit Auto Lease Trust
Series 2023-B, Class B
6.20%, 2/15/27  1,290 1,296
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  2,440 2,447

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ford Credit Auto Owner Trust
Series 2019-1, Class B
3.82%, 7/15/30  (1) 5,000 4,983
Ford Credit Auto Owner Trust
Series 2020-1, Class B
2.29%, 8/15/31  (1) 5,140 4,905
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33  (1) 4,600 4,223
Ford Credit Auto Owner Trust
Series 2020-B, Class C
2.04%, 12/15/26  7,465 7,376
Ford Credit Auto Owner Trust
Series 2023-A, Class B
5.07%, 1/15/29  2,655 2,609
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class C
5.75%, 5/15/28  (1) 2,985 2,940
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28  (1) 3,590 3,534
GM Financial Automobile Leasing Trust
Series 2022-3, Class C
5.13%, 8/20/26  10,120 9,991
GM Financial Automobile Leasing Trust
Series 2023-1, Class C
5.76%, 1/20/27  2,405 2,379
Navistar Financial Dealer Note Master Owner Trust II
Series 2023-1, Class A
6.18%, 8/25/28  (1) 3,325 3,333
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31  (1) 502 491
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class A2
5.587%, 8/16/32  (1) 2,163 2,147
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class C
5.916%, 8/16/32  (1) 1,578 1,571
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class A2
6.024%, 12/15/32  (1) 1,561 1,556
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B
6.451%, 12/15/32  (1) 1,706 1,705
Santander Consumer Auto Receivables Trust
Series 2021-BA, Class C
3.09%, 3/15/29  (1) 3,105 2,976

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Drive Auto Receivables Trust
Series 2020-4, Class E
2.85%, 4/17/28  (1) 11,230 10,763
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  9,480 8,886
Santander Retail Auto Lease Trust
Series 2020-B, Class D
1.98%, 10/20/25  (1) 4,050 4,021
Santander Retail Auto Lease Trust
Series 2021-A, Class C
1.14%, 3/20/26  (1) 15,370 15,175
Santander Retail Auto Lease Trust
Series 2021-B, Class D
1.41%, 11/20/25  (1) 6,710 6,535
Santander Retail Auto Lease Trust
Series 2021-C, Class C
1.11%, 3/20/26  (1) 5,315 5,172
World Omni Auto Receivables Trust
Series 2020-A, Class C
1.64%, 8/17/26  3,390 3,344
World Omni Auto Receivables Trust
Series 2022-A, Class C
2.55%, 9/15/28  4,240 3,936
World Omni Select Auto Trust
Series 2020-A, Class B
0.84%, 6/15/26  1,717 1,704
World Omni Select Auto Trust
Series 2020-A, Class C
1.25%, 10/15/26  4,660 4,542
284,163
Other Asset-Backed Securities 7.1%
Ballyrock
Series 2021-1A, Class A1, CLO, FRN
3M TSFR + 1.322%, 6.715%, 4/15/34  (1) 2,280 2,266
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33  (1) 1,340 1,269
Cedar Funding XIV
Series 2021-14A, Class A, CLO, FRN
3M TSFR + 1.362%, 6.755%, 7/15/33  (1) 10,480 10,465
CIFC Funding
Series 2021-4A, Class A, CLO, FRN
3M TSFR + 1.312%, 6.705%, 7/15/33  (1) 15,375 15,315
Dell Equipment Finance Trust
Series 2023-3, Class A3
5.93%, 4/23/29  (1) 2,920 2,939

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Dell Equipment Finance Trust
Series 2023-3, Class D
6.75%, 10/22/29  (1) 820 826
DLLAA
Series 2023-1A, Class A3
5.64%, 2/22/28  (1) 4,710 4,710
Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48  (1) 10,402 10,053
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 6.764%, 7/17/34  (1) 9,145 9,086
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30  (1) 378 365
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34  (1) 1,967 1,863
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38  (1) 3,457 3,484
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38  (1) 2,968 2,998
FirstKey Homes Trust
Series 2020-SFR1, Class A
1.339%, 8/17/37  (1) 6,376 5,889
FirstKey Homes Trust
Series 2020-SFR1, Class C
1.941%, 8/17/37  (1) 6,850 6,320
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37  (1) 7,535 6,870
FOCUS Brands Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47  (1) 6,143 5,749
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48  (1) 2,681 2,437
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48  (1) 1,454 1,382
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50  (1) 2,655 2,299
Hilton Grand Vacations Trust
Series 2019-AA, Class A
2.34%, 7/25/33  (1) 532 503

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, 7/25/33  (1) 1,096 1,031
Hilton Grand Vacations Trust
Series 2020-AA, Class A
2.74%, 2/25/39  (1) 772 729
Hilton Grand Vacations Trust
Series 2022-1D, Class A
3.61%, 6/20/34  (1) 1,649 1,572
Hilton Grand Vacations Trust
Series 2023-1A, Class B
6.11%, 1/25/38  (1) 8,931 8,902
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38  (1) 1,666 1,664
HPEFS Equipment Trust
Series 2021-2A, Class D
1.29%, 3/20/29  (1) 3,915 3,783
HPEFS Equipment Trust
Series 2023-1A, Class B
5.73%, 4/20/28  (1) 6,910 6,865
HPEFS Equipment Trust
Series 2023-1A, Class C
5.91%, 4/20/28  (1) 4,315 4,284
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31  (1) 1,440 1,448
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31  (1) 3,042 3,065
KKR
Series 29A, Class A, CLO, FRN
3M TSFR + 1.462%, 6.855%, 1/15/32  (1) 8,250 8,228
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M TSFR + 1.232%, 6.619%, 7/27/31  (1) 10,514 10,474
Madison Park Funding XXIII
Series 2017-23A, Class BR, CLO, FRN
3M TSFR + 1.812%, 7.199%, 7/27/31  (1) 7,810 7,732
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.684%, 10/15/32  (1) 13,845 13,757
Madison Park Funding XXXV
Series 2019-35A, Class A1R, CLO, FRN
3M TSFR + 1.252%, 6.667%, 4/20/32  (1) 8,915 8,873
Madison Park Funding XXXV
Series 2019-35A, Class CR, CLO, FRN
3M TSFR + 2.162%, 7.577%, 4/20/32  (1) 745 736

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Madison Park Funding XXXVII
Series 2019-37A, Class AR, CLO, FRN
3M TSFR + 1.332%, 6.725%, 7/15/33  (1) 7,285 7,253
Magnetite XXV
Series 2020-25A, Class A, CLO, FRN
3M TSFR + 1.462%, 6.84%, 1/25/32  (1) 8,065 8,068
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 10/18/33  (1) 3,670 3,670
MidOcean Credit XI
Series 2022-11A, Class BR, CLO, FRN
3M TSFR + 2.65%, 10/18/33  (1) 5,500 5,500
MVW
Series 2020-1A, Class B
2.73%, 10/20/37  (1) 869 816
MVW
Series 2021-1WA, Class B
1.44%, 1/22/41  (1) 529 481
MVW
Series 2023-1A, Class A
4.93%, 10/20/40  (1) 8,479 8,322
MVW
Series 2023-2A, Class A
6.18%, 11/20/40  (1) 4,385 4,418
MVW
Series 2023-2A, Class B
6.33%, 11/20/40  (1) 810 816
Neuberger Berman Loan Advisers
Series 2017-26A, Class BR, CLO, FRN
3M TSFR + 1.662%, 7.057%, 10/18/30  (1) 7,575 7,447
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M TSFR + 1.252%, 6.648%, 1/20/32  (1) 14,325 14,310
Neuberger Berman XVII
Series 2014-17A, Class AR2, CLO, FRN
3M TSFR + 1.292%, 6.704%, 4/22/29  (1) 7,868 7,855
OCP
Series 2017-13A, Class A2R, CLO, FRN
3M TSFR + 1.812%, 7.205%, 7/15/30  (1) 5,510 5,439
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28  (1) 1,749 1,699
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28  (1) 5,025 4,906
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29  (1) 510 509

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2023-1A, Class B
5.96%, 7/20/29  (1) 2,695 2,663
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29  (1) 1,570 1,579
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29  (1) 515 520
Octane Receivables Trust
Series 2023-3A, Class D
7.58%, 9/20/29  (1) 425 430
Palmer Square
Series 2020-3A, Class A1AR, CLO, FRN
3M TSFR + 1.342%, 6.721%, 11/15/31  (1) 17,285 17,229
Progress Residential Trust
Series 2020-SFR2, Class A
2.078%, 6/17/37  (1) 1,871 1,762
Progress Residential Trust
Series 2020-SFR3, Class C
1.695%, 10/17/27  (1) 2,000 1,830
Progress Residential Trust
Series 2022-SFR6, Class A
4.451%, 7/20/39  (1) 6,835 6,480
Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36  (1) 482 477
Sierra Timeshare Receivables Funding
Series 2019-2A, Class A
2.59%, 5/20/36  (1) 1,575 1,541
Sierra Timeshare Receivables Funding
Series 2019-3A, Class A
2.34%, 8/20/36  (1) 2,349 2,236
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37  (1) 956 913
Symphony Static I
Series 2021-1A, Class B, CLO, FRN
3M TSFR + 1.712%, 7.09%, 10/25/29  (1) 11,545 11,245
Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M TSFR + 1.142%, 6.535%, 4/15/28  (1) 527 527
Symphony XXIII
Series 2020-23A, Class AR, CLO, FRN
3M TSFR + 1.282%, 6.675%, 1/15/34  (1) 3,605 3,597
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M TSFR + 1.342%, 6.757%, 4/20/33  (1) 4,230 4,200

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31  (1) 5,325 5,317
324,286
Student Loan 1.6%
Navient Private Education Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68  (1) 3,685 3,414
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43  (1) 2,261 2,180
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A
2.64%, 5/15/68  (1) 3,846 3,623
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68  (1) 5,658 5,210
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69  (1) 2,061 1,879
Navient Private Education Refi Loan Trust
Series 2020-CA, Class A2A
2.15%, 11/15/68  (1) 13,974 12,828
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69  (1) 2,233 2,008
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69  (1) 2,417 2,157
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69  (1) 1,455 1,285
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69  (1) 1,279 1,160
Nelnet Student Loan Trust
Series 2005-4, Class A4, FRN
SOFR90A + 0.442%, 5.683%, 3/22/32  2,613 2,477
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M TSFR + 0.854%, 6.197%, 3/26/68  (1) 1,513 1,494
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62  (1) 8,500 7,538
Nelnet Student Loan Trust
Series 2021-DA, Class AFX
1.63%, 4/20/62  (1) 2,933 2,648

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2014-A, Class A3, FRN
1M TSFR + 1.614%, 6.937%, 4/15/32  (1) 1,504 1,505
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32  (1) 1,222 1,187
SMB Private Education Loan Trust
Series 2016-C, Class A2B, FRN
1M TSFR + 1.214%, 6.537%, 9/15/34  (1) 1,816 1,816
SMB Private Education Loan Trust
Series 2018-B, Class A2B, FRN
1M TSFR + 0.834%, 6.157%, 1/15/37  (1) 5,310 5,253
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53  (1) 1,532 1,366
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54  (1) 5,760 5,134
SMB Private Education Loan Trust
Series 2021-B, Class A
1.31%, 7/17/51  (1) 7,533 6,665
72,827
Whole Business 0.2%
Wheels Fleet Lease Funding 1
Series 2023-2A, Class A
6.46%, 8/18/38  (1) 9,280 9,279
9,279
Total Asset-Backed Securities
(Cost $705,498) 690,555
CORPORATE BONDS 48.6%
FINANCIAL INSTITUTIONS 19.4%
Banking 13.0%
ABN AMRO Bank, VR, 6.339%, 9/18/27  (1)(2) 4,000 4,012
Ally Financial, 3.875%, 5/21/24  9,890 9,768
American Express, 2.25%, 3/4/25  12,785 12,272
Banco Santander, 3.496%, 3/24/25  8,200 7,955
Banco Santander, VR, 5.77%, 6/30/24  (2) 3,000 3,000
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25  8,000 7,937
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25  (1) 1,865 1,850
Bank of America, VR, 0.976%, 4/22/25  (2) 9,040 8,847
Bank of America, VR, 1.734%, 7/22/27  (2) 6,595 5,923
Bank of America, VR, 1.843%, 2/4/25  (2) 6,080 6,034

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Bank of America, VR, 3.384%, 4/2/26  (2) 7,560 7,287
Bank of America, VR, 3.841%, 4/25/25  (2) 5,330 5,280
Bank of America, VR, 5.08%, 1/20/27  (2) 3,965 3,920
Bank of Montreal, 3.70%, 6/7/25  10,110 9,835
Bank of Montreal, 5.30%, 6/5/26  5,440 5,432
Bank of Montreal, 5.92%, 9/25/25  10,645 10,724
Bank of Montreal, Series H, 4.25%, 9/14/24  5,025 4,966
Bank of New York Mellon, VR, 4.414%, 7/24/26  (2) 6,645 6,496
Bank of New York Mellon, VR, 4.947%, 4/26/27  (2) 6,805 6,729
Bank of New York Mellon, VR, 5.148%, 5/22/26  (2) 4,875 4,838
Banque Federative du Credit Mutuel, 0.65%, 2/27/24  (1) 7,615 7,523
Banque Federative du Credit Mutuel, 0.998%, 2/4/25  (1) 9,745 9,204
Banque Federative du Credit Mutuel, 4.935%, 1/26/26  (1) 4,965 4,888
Barclays, VR, 1.007%, 12/10/24  (2) 7,245 7,239
Barclays, VR, 5.304%, 8/9/26  (2) 4,510 4,423
Barclays, VR, 7.325%, 11/2/26  (2) 4,915 5,015
CaixaBank, VR, 6.208%, 1/18/29  (1)(2) 7,445 7,383
CaixaBank, VR, 6.684%, 9/13/27  (1)(2) 6,125 6,175
Capital One Financial, 3.90%, 1/29/24  4,115 4,100
Capital One Financial, 4.25%, 4/30/25  (3) 1,490 1,446
Capital One Financial, VR, 2.636%, 3/3/26  (2) 7,645 7,207
Capital One Financial, VR, 4.985%, 7/24/26  (2) 5,995 5,838
Capital One Financial, VR, 6.312%, 6/8/29  (2) 3,000 2,973
Capital One Financial, VR, 7.149%, 10/29/27  (2) 2,860 2,900
Citigroup, 4.40%, 6/10/25  4,390 4,306
Citigroup, VR, 0.981%, 5/1/25  (2) 7,545 7,373
Citigroup, VR, 3.106%, 4/8/26  (2) 4,035 3,892
Citigroup, VR, 4.14%, 5/24/25  (2) 7,260 7,190
Credicorp, 2.75%, 6/17/25  (1) 2,715 2,574
Credit Suisse, 0.495%, 2/2/24  7,350 7,274
Danske Bank, 5.375%, 1/12/24  (1) 8,680 8,670
Danske Bank, VR, 3.773%, 3/28/25  (1)(2) 5,275 5,226
Danske Bank, VR, 6.259%, 9/22/26  (1)(2) 3,080 3,090
Discover Bank, 2.45%, 9/12/24  1,390 1,349
Discover Financial Services, 3.95%, 11/6/24  2,715 2,654
Fifth Third Bancorp, VR, 6.339%, 7/27/29  (2) 2,490 2,515
Fifth Third Bancorp, VR, 6.361%, 10/27/28  (2) 1,200 1,204
Fifth Third Bank, 2.25%, 2/1/27  (3) 540 485
Fifth Third Bank, VR, 5.852%, 10/27/25  (2) 13,720 13,531
Goldman Sachs Group, 3.50%, 4/1/25  7,425 7,212
Goldman Sachs Group, 5.70%, 11/1/24  2,915 2,911
Goldman Sachs Group, FRN, SOFR + 0.486%, 5.834%, 10/21/24  4,580 4,568
Goldman Sachs Group, VR, 1.757%, 1/24/25  (2) 7,600 7,542
Goldman Sachs Group, VR, 4.482%, 8/23/28  (2) 5,960 5,747
Goldman Sachs Group, VR, SOFR + 0.505%, 5.852%, 9/10/24  4,990 4,972
HSBC Holdings, VR, 1.645%, 4/18/26  (2) 12,655 11,916

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Huntington National Bank, VR, 5.699%, 11/18/25  (2) 3,105 3,035
ING Groep, VR, 6.083%, 9/11/27  (2) 4,110 4,137
JPMorgan Chase, FRN, SOFR + 0.885%, 6.232%, 4/22/27  5,480 5,456
JPMorgan Chase, VR, 0.824%, 6/1/25  (2) 8,300 8,073
JPMorgan Chase, VR, 2.083%, 4/22/26  (2) 13,190 12,513
JPMorgan Chase, VR, 4.08%, 4/26/26  (2) 7,690 7,507
Lloyds Banking Group, 4.50%, 11/4/24  4,744 4,661
Mitsubishi UFJ Financial Group, VR, 0.953%, 7/19/25  (2) 9,285 8,996
Morgan Stanley, VR, 1.164%, 10/21/25  (2) 6,525 6,215
Morgan Stanley, VR, 2.63%, 2/18/26  (2) 7,180 6,875
Morgan Stanley, VR, 3.62%, 4/17/25  (2) 4,160 4,118
Morgan Stanley, VR, 5.05%, 1/28/27  (2) 2,810 2,772
Morgan Stanley, VR, 6.138%, 10/16/26  (2) 6,730 6,783
Morgan Stanley, VR, SOFR + 0.455%, 5.803%, 1/25/24  6,450 6,450
Morgan Stanley Bank, 4.754%, 4/21/26  5,725 5,652
NatWest Markets, 0.80%, 8/12/24  (1) 6,020 5,817
NatWest Markets, 3.479%, 3/22/25  (1) 3,600 3,501
Northern Trust, 3.95%, 10/30/25  4,035 3,943
PNC Financial Services Group, VR, 4.758%, 1/26/27  (2) 7,035 6,860
PNC Financial Services Group, VR, 5.671%, 10/28/25  (2) 9,110 9,049
PNC Financial Services Group, VR, 5.812%, 6/12/26  (2) 2,525 2,521
Santander Holdings USA, VR, 2.49%, 1/6/28  (2) 5,540 4,966
Skandinaviska Enskilda Banken, 3.70%, 6/9/25  (1) 7,645 7,446
Societe Generale, 2.625%, 10/16/24  (1) 1,120 1,087
Standard Chartered, VR, 0.991%, 1/12/25  (1)(2) 3,390 3,365
Standard Chartered, VR, 1.214%, 3/23/25  (1)(2) 520 511
Standard Chartered, VR, 1.822%, 11/23/25  (1)(2) 3,965 3,793
State Street, 5.272%, 8/3/26  7,550 7,532
State Street, VR, 4.857%, 1/26/26  (2) 3,080 3,045
State Street, VR, 5.104%, 5/18/26  (2) 4,620 4,579
Synchrony Financial, 4.25%, 8/15/24  16,585 16,307
Toronto-Dominion Bank, 4.285%, 9/13/24  12,675 12,531
Toronto-Dominion Bank, 5.532%, 7/17/26  11,650 11,703
Truist Financial, FRN, SOFR + 0.40%, 5.747%, 6/9/25  6,125 6,006
U.S. Bancorp, VR, 4.548%, 7/22/28  (2) 13,020 12,520
U.S. Bancorp, VR, 5.727%, 10/21/26  (2) 4,020 3,995
UBS Group, VR, 1.494%, 8/10/27  (1)(2) 3,200 2,836
UBS Group, VR, 4.488%, 5/12/26  (1)(2) 2,465 2,409
UBS Group, VR, 4.49%, 8/5/25  (1)(2) 6,380 6,305
UBS Group, VR, 6.327%, 12/22/27  (1)(2) 6,100 6,160
Wells Fargo, VR, 2.188%, 4/30/26  (2) 5,935 5,635
Wells Fargo, VR, 3.526%, 3/24/28  (2) 4,850 4,546
Wells Fargo, VR, 3.908%, 4/25/26  (2) 7,870 7,664
Wells Fargo, VR, 4.54%, 8/15/26  (2) 7,470 7,320
592,815

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Brokerage Asset Managers Exchanges 0.8%
Charles Schwab, 2.45%, 3/3/27  16,134 14,648
Charles Schwab, 3.20%, 3/2/27  3,330 3,082
LPL Holdings, 6.75%, 11/17/28  2,275 2,325
LSEGA Financing, 0.65%, 4/6/24  (1) 13,435 13,176
Nasdaq, 5.65%, 6/28/25  1,155 1,155
34,386
Finance Companies 1.5%
AerCap Ireland Capital, 1.65%, 10/29/24  4,392 4,212
AerCap Ireland Capital, 4.875%, 1/16/24  6,790 6,770
AerCap Ireland Capital, 6.10%, 1/15/27  3,965 3,985
AerCap Ireland Capital, 6.45%, 4/15/27  (1) 11,189 11,353
Avolon Holdings Funding, 2.125%, 2/21/26  (1) 9,215 8,384
Avolon Holdings Funding, 2.875%, 2/15/25  (1) 7,180 6,846
Avolon Holdings Funding, 3.95%, 7/1/24  (1) 2,230 2,191
Avolon Holdings Funding, 6.375%, 5/4/28  (1) 2,200 2,190
GATX, 3.25%, 3/30/25  6,715 6,487
GATX, 3.25%, 9/15/26  461 433
GATX, 3.85%, 3/30/27  795 750
GATX, 4.35%, 2/15/24  11,813 11,764
SMBC Aviation Capital Finance, 3.55%, 4/15/24  (1) 4,855 4,806
70,171
Financial Other 0.2%
LeasePlan, 2.875%, 10/24/24  (1) 11,692 11,346
11,346
Insurance 3.4%
Athene Global Funding, 1.716%, 1/7/25  (1) 12,540 11,909
Athene Global Funding, 2.514%, 3/8/24  (1) 15,230 15,077
Brighthouse Financial Global Funding, 1.00%, 4/12/24  (1) 7,275 7,143
Brighthouse Financial Global Funding, 1.55%, 5/24/26  (1) 1,680 1,510
CNO Global Funding, 1.65%, 1/6/25  (1) 8,042 7,629
CNO Global Funding, 1.75%, 10/7/26  (1) 10,016 8,894
Corebridge Financial, 3.50%, 4/4/25  5,855 5,666
Elevance Health, 5.35%, 10/15/25  2,325 2,320
Equitable Financial Life Global Funding, 1.00%, 1/9/26  (1) 490 442
Equitable Financial Life Global Funding, 1.10%, 11/12/24  (1) 7,095 6,784
Equitable Financial Life Global Funding, 1.70%, 11/12/26  (1) 2,095 1,858
Equitable Financial Life Global Funding, 5.50%, 12/2/25  (1) 3,500 3,471
First American Financial, 4.60%, 11/15/24  2,840 2,797
Health Care Service A Mutual Legal Reserve, 1.50%, 6/1/25  (1) 11,700 10,991
Humana, 1.35%, 2/3/27  3,515 3,116
Humana, 3.85%, 10/1/24  6,064 5,957
Humana, 4.50%, 4/1/25  4,125 4,067
Humana, 5.75%, 3/1/28  2,290 2,329
Jackson National Life Global Funding, 1.75%, 1/12/25  (1) 8,265 7,840

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Northwestern Mutual Global Funding, 4.35%, 9/15/27  (1) 5,950 5,756
Principal Life Global Funding II, 0.75%, 4/12/24  (1) 4,970 4,881
Principal Life Global Funding II, 0.875%, 1/12/26  (1) 5,795 5,253
UnitedHealth Group, 3.70%, 5/15/27  7,965 7,666
UnitedHealth Group, 4.25%, 1/15/29  9,500 9,249
UnitedHealth Group, 5.15%, 10/15/25  6,730 6,758
UnitedHealth Group, 5.25%, 2/15/28  4,825 4,901
154,264
Real Estate Investment Trusts 0.5%
Brixmor Operating Partnership, 3.65%, 6/15/24  1,975 1,944
Kilroy Realty, 4.375%, 10/1/25  2,355 2,249
Public Storage Operating, 5.125%, 1/15/29  2,435 2,454
Public Storage Operating, FRN, SOFR + 0.47%, 5.818%, 4/23/24  4,245 4,245
Realty Income, 5.05%, 1/13/26  1,780 1,771
Simon Property Group, 2.00%, 9/13/24  3,350 3,253
WP Carey, 4.60%, 4/1/24  8,290 8,242
24,158
Total Financial Institutions 887,140
INDUSTRIAL 25.8%
Basic Industry 1.5%
ArcelorMittal, 3.60%, 7/16/24  3,220 3,167
Celanese U.S. Holdings, 6.05%, 3/15/25  4,340 4,347
Celanese U.S. Holdings, 6.35%, 11/15/28  3,080 3,139
Celulosa Arauco y Constitucion, 4.50%, 8/1/24  5,349 5,280
Ecolab, 1.65%, 2/1/27  2,900 2,619
Ecolab, 5.25%, 1/15/28  8,040 8,155
LYB International Finance III, 1.25%, 10/1/25  5,631 5,205
Nucor, 2.00%, 6/1/25  2,330 2,212
Nucor, 3.95%, 5/23/25  3,585 3,510
Nutrien, 4.90%, 3/27/28  2,955 2,909
POSCO, 4.375%, 8/4/25  7,200 7,057
POSCO, 5.625%, 1/17/26  (1) 6,020 6,027
Sherwin-Williams, 4.25%, 8/8/25  2,980 2,921
Steel Dynamics, 2.80%, 12/15/24  5,070 4,899
Westlake, 0.875%, 8/15/24  5,460 5,261
66,708
Capital Goods 1.3%
Amcor Flexibles North America, 4.00%, 5/17/25  5,355 5,220
Amphenol, 2.05%, 3/1/25  6,720 6,439
Amphenol, 4.75%, 3/30/26  9,211 9,120
Carrier Global, 2.242%, 2/15/25  1,909 1,834
Carrier Global, 5.80%, 11/30/25  (1) 3,640 3,663
Mohawk Industries, 5.85%, 9/18/28  3,565 3,611
Otis Worldwide, 2.056%, 4/5/25  7,965 7,615
Owens Corning, 3.40%, 8/15/26  795 750

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Parker-Hannifin, 3.65%, 6/15/24  11,495 11,353
Regal Rexnord, 6.05%, 2/15/26  (1) 4,655 4,645
Republic Services, 0.875%, 11/15/25  1,566 1,434
Republic Services, 4.875%, 4/1/29  2,085 2,073
57,757
Communications 4.9%
American Tower, 1.60%, 4/15/26  11,099 10,115
American Tower, 2.40%, 3/15/25  4,733 4,540
American Tower, 3.55%, 7/15/27  4,480 4,204
American Tower, 5.00%, 2/15/24  3,384 3,378
AT&T, 4.10%, 2/15/28  2,395 2,298
Charter Communications Operating, 4.908%, 7/23/25  27,430 26,979
Charter Communications Operating, 6.15%, 11/10/26  2,995 3,034
Cox Communications, 3.15%, 8/15/24  (1) 13,268 13,014
Cox Communications, 3.50%, 8/15/27  (1) 2,570 2,406
Crown Castle, 1.05%, 7/15/26  9,140 8,146
Crown Castle, 2.90%, 3/15/27  7,465 6,869
Crown Castle, 4.45%, 2/15/26  4,475 4,366
Crown Castle, 5.00%, 1/11/28  2,340 2,294
Crown Castle Towers, 4.241%, 7/15/28  (1) 2,075 1,924
KT, 4.00%, 8/8/25  (1) 8,770 8,568
Meta Platforms, 4.60%, 5/15/28  4,770 4,738
NTT Finance, 0.583%, 3/1/24  (1) 4,120 4,063
NTT Finance, 4.239%, 7/25/25  (1) 1,630 1,601
Rogers Communications, 2.95%, 3/15/25  10,585 10,199
Rogers Communications, 3.20%, 3/15/27  9,100 8,449
SBA Tower Trust, 1.631%, 11/15/26  (1)(3) 4,260 3,745
SBA Tower Trust, 1.884%, 1/15/26  (1) 2,480 2,274
SBA Tower Trust, 2.836%, 1/15/25  (1) 9,510 9,162
SBA Tower Trust, 6.599%, 1/15/28  (1) 4,150 4,208
SBA Tower Trust, Series 2014-2A, Class C, STEP, 3.869%, 10/15/49  (1) 2,540 2,490
T-Mobile USA, 2.625%, 4/15/26  2,755 2,590
T-Mobile USA, 3.50%, 4/15/25  7,685 7,480
Take-Two Interactive Software, 3.30%, 3/28/24  242 240
Take-Two Interactive Software, 3.55%, 4/14/25  3,135 3,048
Take-Two Interactive Software, 5.00%, 3/28/26  7,055 7,001
Verizon Communications, 0.85%, 11/20/25  11,600 10,665
Verizon Communications, 1.45%, 3/20/26  9,810 9,018
Verizon Communications, 2.625%, 8/15/26  11,075 10,403
Warnermedia Holdings, 3.755%, 3/15/27  20,340 19,143
Warnermedia Holdings, 6.412%, 3/15/26  3,375 3,379
226,031
Consumer Cyclical 4.3%
7-Eleven, 0.80%, 2/10/24  (1) 4,890 4,842
Advance Auto Parts, 5.90%, 3/9/26  5,550 5,475
AutoZone, 6.25%, 11/1/28  4,435 4,611

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Daimler Truck Finance North America, 1.625%, 12/13/24  (1) 7,760 7,448
Daimler Truck Finance North America, 5.15%, 1/16/26  (1) 2,165 2,151
Daimler Truck Finance North America, 5.20%, 1/17/25  (1) 2,745 2,731
Dollar General, 4.625%, 11/1/27  6,000 5,867
Dollar General, 5.20%, 7/5/28  (3) 4,099 4,052
Ford Motor Credit, 5.125%, 6/16/25  7,190 7,028
Ford Motor Credit, 6.798%, 11/7/28  3,810 3,885
General Motors Financial, 2.90%, 2/26/25  13,795 13,275
General Motors Financial, 5.40%, 4/6/26  3,685 3,662
Genuine Parts, 1.75%, 2/1/25  2,980 2,842
Hyundai Capital America, 0.80%, 1/8/24  (1) 5,910 5,881
Hyundai Capital America, 0.875%, 6/14/24  (1) 5,795 5,641
Hyundai Capital America, 1.00%, 9/17/24  (1) 3,765 3,622
Hyundai Capital America, 5.50%, 3/30/26  (1) 3,270 3,246
Hyundai Capital America, 5.60%, 3/30/28  (1) 4,300 4,254
Hyundai Capital America, 6.25%, 11/3/25  (1) 3,100 3,118
Hyundai Capital Services, 2.125%, 4/24/25  (1) 2,800 2,666
Lowe's, 3.35%, 4/1/27  2,275 2,158
Lowe's, 4.80%, 4/1/26  4,745 4,698
Marriott International, 3.60%, 4/15/24  11,722 11,607
Marriott International, 3.75%, 3/15/25  1,345 1,307
Marriott International, 4.90%, 4/15/29  1,480 1,444
Marriott International, 5.45%, 9/15/26  2,225 2,233
Marriott International, Series EE, 5.75%, 5/1/25  1,381 1,382
Mercedes-Benz Finance North America, 4.80%, 3/30/26  (1) 5,025 4,975
Nordstrom, 2.30%, 4/8/24  1,280 1,259
O'Reilly Automotive, 5.75%, 11/20/26  4,570 4,623
Ross Stores, 0.875%, 4/15/26  4,540 4,085
Ross Stores, 4.60%, 4/15/25  15,624 15,414
Starbucks, 4.75%, 2/15/26  5,815 5,779
Stellantis Finance U.S., 1.711%, 1/29/27  (1) 5,790 5,141
Tapestry, 7.00%, 11/27/26  1,130 1,140
Tapestry, 7.05%, 11/27/25  940 952
VF, 2.40%, 4/23/25  8,392 7,917
VF, 2.80%, 4/23/27  5,330 4,768
Volkswagen Group of America Finance, 3.95%, 6/6/25  (1) 5,185 5,042
Volkswagen Group of America Finance, 5.70%, 9/12/26  (1) 3,870 3,870
Volkswagen Group of America Finance, 5.80%, 9/12/25  (1) 4,550 4,555
Volkswagen Group of America Finance, 6.00%, 11/16/26  (1) 4,520 4,558
195,204
Consumer Non-Cyclical 6.9%
AbbVie, 2.60%, 11/21/24  20,860 20,275
AbbVie, 2.95%, 11/21/26  14,705 13,913
AbbVie, 3.20%, 5/14/26  1,295 1,243
Amgen, 5.25%, 3/2/25  2,635 2,624
Astrazeneca Finance, 1.20%, 5/28/26  12,035 10,984

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BAT International Finance, 1.668%, 3/25/26  7,140 6,548
BAT International Finance, 4.448%, 3/16/28  13,155 12,605
Bayer U.S. Finance II, 3.875%, 12/15/23  (1) 5,080 5,075
Becton Dickinson & Company, 3.734%, 12/15/24  2,160 2,117
Becton Dickinson & Company, 4.693%, 2/13/28  10,060 9,878
Brunswick, 0.85%, 8/18/24  10,060 9,669
Cardinal Health, 3.079%, 6/15/24  5,115 5,038
Cardinal Health, 3.50%, 11/15/24  6,185 6,055
Coca-Cola Europacific Partners, 0.80%, 5/3/24  (1) 14,655 14,326
Coca-Cola Europacific Partners, 1.50%, 1/15/27  (1) 1,091 967
CSL Finance, 3.85%, 4/27/27  (1) 2,575 2,470
CVS Health, 1.30%, 8/21/27  11,154 9,702
CVS Health, 2.875%, 6/1/26  3,470 3,276
CVS Health, 3.00%, 8/15/26  2,945 2,776
CVS Health, 5.00%, 2/20/26  6,970 6,929
Hasbro, 3.00%, 11/19/24  13,727 13,336
HCA, 3.125%, 3/15/27  7,560 6,992
HCA, 5.375%, 2/1/25  4,260 4,228
HCA, 5.875%, 2/15/26  5,890 5,890
Imperial Brands Finance, 3.125%, 7/26/24  (1) 13,435 13,183
Imperial Brands Finance, 4.25%, 7/21/25  (1) 7,761 7,565
IQVIA, 6.25%, 2/1/29  (1) 3,065 3,099
JDE Peet's, 0.80%, 9/24/24  (1) 4,440 4,253
Kenvue, 5.35%, 3/22/26  3,085 3,110
Mars, 4.55%, 4/20/28  (1) 9,340 9,196
Mattel, 3.375%, 4/1/26  (1) 5,109 4,777
Mattel, 5.875%, 12/15/27  (1) 5,750 5,649
Mondelez International, 2.625%, 3/17/27  5,415 5,011
Mondelez International Holdings Netherlands, 4.25%, 9/15/25  (1) 3,950 3,866
PeaceHealth Obligated Group, Series 2020, 1.375%, 11/15/25  1,555 1,426
Perrigo Finance Unlimited, 3.90%, 12/15/24  25,290 24,784
Pfizer Investment Enterprises, 4.45%, 5/19/28  7,090 6,961
Philip Morris International, 4.875%, 2/13/26  5,920 5,879
Utah Acquisition Sub, 3.95%, 6/15/26  11,199 10,655
Viatris, 1.65%, 6/22/25  12,497 11,709
Viatris, 2.30%, 6/22/27  5,092 4,493
Viterra Finance, 4.90%, 4/21/27  (1) 7,230 7,024
Zoetis, 5.40%, 11/14/25  6,720 6,706
316,262
Energy 3.2%
Aker BP, 2.00%, 7/15/26  (1) 1,994 1,816
Canadian Natural Resources, 2.05%, 7/15/25  11,415 10,771
Canadian Natural Resources, 3.80%, 4/15/24  1,890 1,874
Cheniere Corpus Christi Holdings, 5.875%, 3/31/25  10,955 10,958
Columbia Pipelines Holding, 6.055%, 8/15/26  (1) 1,060 1,074
DCP Midstream Operating, 5.375%, 7/15/25  12,541 12,518

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Enbridge, 2.15%, 2/16/24  2,395 2,374
Enbridge, 2.50%, 1/15/25  9,500 9,166
Enbridge, 2.50%, 2/14/25  4,350 4,182
Enbridge, 5.90%, 11/15/26  2,765 2,814
Enbridge, 6.00%, 11/15/28  2,270 2,334
Energy Transfer, 2.90%, 5/15/25  1,860 1,787
Energy Transfer, 4.25%, 4/1/24  455 452
Energy Transfer, 4.90%, 2/1/24  4,925 4,910
Energy Transfer, 5.875%, 1/15/24  17,363 17,361
Energy Transfer, 6.05%, 12/1/26  10,455 10,600
Gray Oak Pipeline, 2.60%, 10/15/25  (1) 3,115 2,914
ONEOK, 5.55%, 11/1/26  4,840 4,880
Ovintiv, 5.65%, 5/15/25  5,605 5,602
Pioneer Natural Resources, 5.10%, 3/29/26  4,380 4,359
Sabine Pass Liquefaction, 5.625%, 3/1/25  8,540 8,536
Sabine Pass Liquefaction, 5.75%, 5/15/24  1,287 1,285
TransCanada PipeLines, 6.203%, 3/9/26  11,255 11,225
Williams, 5.40%, 3/2/26  11,725 11,697
145,489
Technology 2.6%
CDW, 5.50%, 12/1/24  2,690 2,666
Fidelity National Information Services, 0.60%, 3/1/24  4,700 4,639
Fidelity National Information Services, 4.50%, 7/15/25  3,965 3,899
Fiserv, 2.75%, 7/1/24  13,355 13,124
Fortinet, 1.00%, 3/15/26  5,710 5,155
Microchip Technology, 0.972%, 2/15/24  10,345 10,240
Microchip Technology, 0.983%, 9/1/24  8,380 8,070
Micron Technology, 4.185%, 2/15/27  1,110 1,068
Micron Technology, 4.975%, 2/6/26  1,110 1,096
Micron Technology, 5.375%, 4/15/28  6,955 6,902
Moody's, 3.75%, 3/24/25  6,475 6,331
NXP, 2.70%, 5/1/25  5,910 5,666
NXP, 3.15%, 5/1/27  490 455
NXP, 3.875%, 6/18/26  4,219 4,066
NXP, 4.40%, 6/1/27  1,040 1,005
NXP, 4.875%, 3/1/24  6,671 6,643
Qorvo, 1.75%, 12/15/24  3,710 3,552
S&P Global, 2.45%, 3/1/27  14,680 13,613
Western Union, 2.85%, 1/10/25  16,803 16,204
Workday, 3.50%, 4/1/27  3,450 3,276
117,670
Transportation 1.1%
American Airlines PTT, Series 2017-2, Class B, 3.70%, 10/15/25  2,945 2,723
Canadian Pacific Railway, 1.35%, 12/2/24  10,590 10,138
Canadian Pacific Railway, 1.75%, 12/2/26  4,645 4,202
ERAC USA Finance, 4.60%, 5/1/28  (1) 8,895 8,655

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
HPHT Finance, 1.50%, 9/17/26  6,650 5,975
HPHT Finance, 2.875%, 11/5/24  9,234 9,003
Penske Truck Leasing, 3.45%, 7/1/24  (1) 4,905 4,831
Penske Truck Leasing, 5.75%, 5/24/26  (1) 5,960 5,934
51,461
Total Industrial 1,176,582
UTILITY 3.4%
Electric 2.7%
AES, 3.30%, 7/15/25  (1) 5,425 5,187
Constellation Energy Generation, 5.60%, 3/1/28  3,910 3,934
DTE Energy, STEP, 4.22%, 11/1/24  7,175 7,063
Enel Finance International, 1.375%, 7/12/26  (1) 9,605 8,595
Enel Finance International, 2.65%, 9/10/24  (1) 12,355 12,023
Enel Finance International, 6.80%, 10/14/25  (1) 1,400 1,421
NextEra Energy Capital Holdings, 1.875%, 1/15/27  9,130 8,218
NextEra Energy Capital Holdings, 4.45%, 6/20/25  6,955 6,848
NextEra Energy Capital Holdings, 5.749%, 9/1/25  2,175 2,177
NextEra Energy Capital Holdings, 6.051%, 3/1/25  3,175 3,183
NRG Energy, 3.75%, 6/15/24  (1) 4,470 4,393
Pacific Gas & Electric, 3.50%, 6/15/25  8,205 7,873
Southern, STEP, 4.475%, 8/1/24  14,724 14,559
Vistra Operations, 3.55%, 7/15/24  (1) 30,800 30,153
Vistra Operations, 5.125%, 5/13/25  (1) 8,015 7,876
123,503
Natural Gas 0.7%
APA Infrastructure, 4.20%, 3/23/25  (1)(3) 16,219 15,871
NiSource, 5.25%, 3/30/28  1,560 1,557
Sempra, 3.30%, 4/1/25  5,035 4,878
Sempra, 5.40%, 8/1/26  2,840 2,844
Southern California Gas, 2.95%, 4/15/27  5,420 5,045
30,195
Total Utility 153,698
Total Corporate Bonds
(Cost $2,275,273) 2,217,420
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 2.1%
Owned No Guarantee 2.1%
Banco del Estado de Chile, 2.704%, 1/9/25  (1) 4,585 4,424
Bharat Petroleum, 4.00%, 5/8/25  11,900 11,627
DAE Funding, 1.55%, 8/1/24  (1) 4,225 4,089
Korea Electric Power, 5.375%, 4/6/26  (1) 12,400 12,413
Korea Housing Finance, 4.625%, 2/24/28  (1) 12,080 11,847
Korea Hydro & Nuclear Power, 1.25%, 4/27/26  (1) 12,038 10,943

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Korea Hydro & Nuclear Power, 4.25%, 7/27/27  (1) 2,010 1,953
Korea Hydro & Nuclear Power, 5.00%, 7/18/28  (1) 1,400 1,392
NBN, 1.45%, 5/5/26  (1) 15,195 13,878
QNB Finance, 2.625%, 5/12/25  4,765 4,546
QNB Finance, 3.50%, 3/28/24  8,635 8,564
Tenaga Nasional, 7.50%, 11/1/25  8,850 9,135
Total Foreign Government Obligations & Municipalities
(Cost $98,929) 94,811
MUNICIPAL SECURITIES 0.1%
California 0.1%
Golden State Tobacco Securitization, Series A-1, 1.711%, 6/1/24  5,815 5,697
Total Municipal Securities
(Cost $5,815) 5,697
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 9.6%
Collateralized Mortgage Obligations 4.8%
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66  (1) 4,017 3,342
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66  (1) 3,737 3,043
Angel Oak Mortgage Trust
Series 2021-2, Class A2, CMO, ARM
1.19%, 4/25/66  (1) 1,079 880
Angel Oak Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.068%, 5/25/66  (1) 2,820 2,297
Angel Oak Mortgage Trust
Series 2021-6, Class A3, CMO, ARM
1.714%, 9/25/66  (1) 3,069 2,373
Bayview MSR Opportunity Master Fund Trust
Series 2021-2, Class A5, CMO, ARM
2.50%, 6/25/51  (1) 6,417 5,429
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class A5, CMO, ARM
2.50%, 11/25/51  (1) 5,019 4,238
BINOM Securitization Trust
Series 2021-INV1, Class A3, CMO, ARM
2.625%, 6/25/56  (1) 2,328 1,947
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.699%, 4/25/60  (1) 3,989 3,504

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CIM Trust
Series 2020-INV1, Class A2, CMO, ARM
2.50%, 4/25/50  (1) 4,210 3,280
CIM Trust
Series 2021-INV1, Class A8, CMO, ARM
2.50%, 7/1/51  (1) 3,135 2,646
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50  (1) 4,086 3,325
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65  (1) 407 379
COLT Mortgage Loan Trust
Series 2021-1, Class A3, CMO, ARM
1.373%, 6/25/66  (1) 2,530 1,980
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
SOFR30A + 1.314%, 6.643%, 1/25/30  65 65
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
SOFR30A + 0.964%, 6.293%, 10/25/30  2,776 2,772
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
SOFR30A + 0.964%, 6.293%, 10/25/30  171 171
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, CMO, ARM
SOFR30A + 1.00%, 6.328%, 12/25/41  (1) 6,053 6,024
Deephaven Residential Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.128%, 5/25/65  (1) 909 818
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.26%, 4/25/66  (1) 1,688 1,381
Eagle
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.55%, 6.878%, 4/25/34  (1) 221 221
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59  (1) 476 438
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.797%, 2/25/66  (1) 852 696
Ellington Financial Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.106%, 2/25/66  (1) 721 587
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.931%, 6/25/66  (1) 2,289 1,775

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ellington Financial Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.291%, 6/25/66  (1) 2,192 1,694
Ellington Financial Mortgage Trust
Series 2021-3, Class A3, CMO, ARM
1.55%, 9/25/66  (1) 2,218 1,685
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M TSFR + 0.964%, 6.00%, 3/25/50  (1) 1,584 1,461
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, CMO, ARM
2.50%, 7/25/51  (1) 2,684 2,274
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.866%, 5/25/47  (1) 347 328
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57  (1) 406 356
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM
4.00%, 2/25/59  (1) 422 383
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59  (1) 7,916 7,246
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60  (1) 4,592 3,378
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
4.154%, 7/25/44  (1) 74 73
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A6, CMO, ARM
2.50%, 2/25/52  (1) 7,260 6,129
GS Mortgage-Backed Securities Trust
Series 2022-GR1, Class A5, CMO, ARM
2.50%, 6/25/52  (1) 11,774 9,860
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM
1.516%, 9/25/56  (1) 3,556 2,692
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A1, CMO, STEP
4.767%, 6/25/67  (1) 9,438 8,971
JPMorgan Mortgage Trust
Series 2020-INV1, Class A11, CMO, ARM
1M TSFR + 0.944%, 6.00%, 8/25/50  (1) 671 631
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM
3.50%, 8/25/50  (1) 1,104 939

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56  (1) 1,525 1,391
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM
1.317%, 11/25/64  (1) 1,658 1,381
Morgan Stanley Residential Mortgage Loan Trust
Series 2023-NQM1, Class A2, CMO, STEP
7.53%, 9/25/68  (1) 1,637 1,650
New Residential Mortgage Loan Trust
Series 2021-INV1, Class A6, CMO, ARM
2.50%, 6/25/51  (1) 4,252 3,615
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A7, CMO, ARM
2.50%, 9/25/51  (1) 10,631 9,021
NLT Trust
Series 2021-INV2, Class A3, CMO, ARM
1.52%, 8/25/56  (1) 3,014 2,400
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM
1M TSFR + 1.314%, 5.502%, 6/25/59  (1) 214 206
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M TSFR + 1.014%, 6.357%, 10/25/59  (1) 1,006 977
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60  (1) 2,350 2,034
OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM
1M TSFR + 1.064%, 6.407%, 2/25/60  (1) 389 353
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM
3.00%, 5/25/60  (1) 2,709 2,212
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60  (1) 409 333
OBX Trust
Series 2020-EXP3, Class 1A8, CMO, ARM
3.00%, 1/25/60  (1) 2,292 1,922
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM
3.50%, 12/25/49  (1) 644 556
OBX Trust
Series 2021-NQM1, Class A2, CMO, ARM
1.175%, 2/25/66  (1) 2,981 2,410
OBX Trust
Series 2023-NQM10, Class A2, CMO, STEP
6.92%, 10/25/63  (1) 400 400

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2023-NQM9, Class A2, CMO, STEP
7.513%, 10/25/63  (1) 430 436
Oceanview Mortgage Trust
Series 2022-1, Class A5, CMO, ARM
2.50%, 12/25/51  (1) 5,556 4,666
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48  (1) 339 305
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48  (1) 887 806
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48  (1) 54 52
SG Residential Mortgage Trust
Series 2020-2, Class A1, CMO, ARM
1.381%, 5/25/65  (1) 1,357 1,186
SG Residential Mortgage Trust
Series 2022-1, Class A1, CMO, ARM
3.166%, 3/27/62  (1) 3,488 3,050
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49  (1) 2,599 2,482
Starwood Mortgage Residential Trust
Series 2020-1, Class A2, CMO, ARM
2.408%, 2/25/50  (1) 2,555 2,374
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65  (1) 1,995 1,772
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM
1.162%, 8/25/56  (1) 8,659 6,987
Structured Agency Credit Remic Trust
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 7.172%, 11/25/43  (1) 2,010 2,021
Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M3, CMO, ARM
SOFR30A + 4.114%, 9.443%, 8/25/24  736 737
Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M2, CMO, ARM
SOFR30A + 2.10%, 7.428%, 10/25/33  (1) 5,855 5,869
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 6.978%, 1/25/34  (1) 2,395 2,386
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 8.278%, 6/25/42  (1) 6,821 7,000

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
UWM Mortgage Trust
Series 2021-INV2, Class A4, CMO, ARM
2.50%, 9/25/51  (1) 2,111 1,780
UWM Mortgage Trust
Series 2021-INV5, Class A4, CMO, ARM
2.50%, 1/25/52  (1) 2,498 2,095
Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
3.913%, 7/25/59  (1) 1,064 1,029
Verus Securitization Trust
Series 2020-5, Class A3, CMO, STEP
1.733%, 5/25/65  (1) 992 905
Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
1.977%, 3/25/60  (1) 85 83
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM
1.052%, 1/25/66  (1) 1,706 1,435
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM
1.155%, 1/25/66  (1) 1,008 848
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66  (1) 2,346 1,958
Verus Securitization Trust
Series 2021-5, Class A3, CMO, ARM
1.373%, 9/25/66  (1) 3,019 2,322
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM
1.057%, 10/25/63  (1) 677 608
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM
0.918%, 2/25/64  (1) 2,443 2,112
Verus Securitization Trust
Series 2022-1, Class A3, CMO, ARM
3.288%, 1/25/67  (1) 8,210 6,930
Verus Securitization Trust
Series 2022-6, Class A1, CMO, STEP
4.91%, 6/25/67  (1) 4,830 4,664
Verus Securitization Trust
Series 2023-6, Class A2, CMO, STEP
6.939%, 9/25/68  (1) 3,016 3,018
Verus Securitization Trust
Series 2023-7, Class A2, CMO, STEP
7.272%, 10/25/68  (1) 6,015 6,057
Verus Securitization Trust
Series 2023-INV3, Class A2, CMO, ARM
7.33%, 11/25/68  (1) 4,235 4,255

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Vista Point Securitization Trust
Series 2020-2, Class A3, CMO, ARM
2.496%, 4/25/65  (1) 667 604
Wells Fargo Mortgage Backed Securities Trust
Series 2020-RR1, Class A17, CMO, ARM
3.00%, 5/25/50  (1) 501 408
Wells Fargo Mortgage Backed Securities Trust
Series 2021-RR1, Class A3, CMO, ARM
2.50%, 12/25/50  (1) 7,505 6,405
222,217
Commercial Mortgage-Backed Securities 4.6%
BAMLL Commercial Mortgage Securities Trust
Series 2018-DSNY, Class A, ARM
1M TSFR + 1.147%, 6.47%, 9/15/34  (1) 8,180 8,142
BANK
Series 2019-BN19, Class A1
2.263%, 8/15/61  993 930
BANK
Series 2019-BN24, Class A1
2.056%, 11/15/62  451 445
BCP Trust
Series 2021-330N, Class A, ARM
1M TSFR + 0.913%, 6.236%, 6/15/38  (1) 4,285 3,801
BFLD
Series 2019-DPLO, Class B, ARM
1M TSFR + 1.454%, 6.777%, 10/15/34  (1) 5,070 5,022
BPR Trust
Series 2021-TY, Class B, ARM
1M TSFR + 1.264%, 6.587%, 9/15/38  (1) 6,525 6,236
BSREP Commercial Mortgage Trust
Series 2021-DC, Class D, ARM
1M TSFR + 2.014%, 7.337%, 8/15/38  (1) 5,464 4,401
BX Commercial Mortgage Trust
Series 2019-IMC, Class A, ARM
1M TSFR + 1.046%, 6.369%, 4/15/34  (1) 1,140 1,131
BX Commercial Mortgage Trust
Series 2019-IMC, Class B, ARM
1M TSFR + 1.346%, 6.669%, 4/15/34  (1) 4,205 4,162
BX Commercial Mortgage Trust
Series 2019-XL, Class B, ARM
1M TSFR + 1.194%, 6.517%, 10/15/36  (1) 4,696 4,660
BX Commercial Mortgage Trust
Series 2022-CSMO, Class B, ARM
1M TSFR + 3.141%, 8.464%, 6/15/27  (1) 7,400 7,386
BX Trust
Series 2021-ARIA, Class C, ARM
1M TSFR + 1.76%, 7.083%, 10/15/36  (1) 4,830 4,624

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BX Trust
Series 2021-VIEW, Class A, ARM
1M TSFR + 1.394%, 6.717%, 6/15/36  (1) 3,785 3,605
CGDB Commercial Mortgage Trust
Series 2019-MOB, Class D, ARM
1M TSFR + 1.764%, 7.087%, 11/15/36  (1) 5,059 4,854
Commercial Mortgage Trust
Series 2014-CR15, Class B, ARM
4.679%, 2/10/47  6,420 6,085
Commercial Mortgage Trust
Series 2014-CR19, Class AM
4.08%, 8/10/47  7,262 7,025
Commercial Mortgage Trust
Series 2014-CR19, Class D, ARM
4.784%, 8/10/47  (1) 2,995 2,550
Commercial Mortgage Trust
Series 2017-PANW, Class A
3.244%, 10/10/29  (1) 509 457
Commercial Mortgage Trust
Series 2017-PANW, Class D, ARM
4.343%, 10/10/29  (1) 2,419 2,031
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class C, ARM
1M TSFR + 1.477%, 6.80%, 5/15/36  (1) 8,499 8,450
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, ARM
1M TSFR + 1.647%, 6.97%, 5/15/36  (1) 6,205 6,154
Credit Suisse Mortgage Trust
Series 2020-NET, Class A
2.257%, 8/15/37  (1) 3,276 2,993
Federal Home Loan Mortgage Multifamily Structured PTC
Series K753, Class A1
4.60%, 6/25/30  3,985 3,921
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class A
3.144%, 12/10/36  (1) 3,575 3,441
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B
3.447%, 12/10/36  (1) 7,180 6,900
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M TSFR + 1.148%, 6.471%, 12/15/36  (1) 3,785 3,757
Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M TSFR + 1.747%, 7.07%, 12/15/36  (1) 4,200 4,149
GS Mortgage Securities Trust
Series 2021-ROSS, Class B, ARM
1M TSFR + 1.714%, 7.037%, 5/15/26  (1) 5,705 4,433

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A5
3.934%, 9/15/47  8,280 8,105
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class C, ARM
1M TSFR + 2.214%, 7.537%, 9/15/29  (1) 3,975 3,104
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class B, ARM
1M TSFR + 2.134%, 7.457%, 10/15/33  (1) 8,240 7,349
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class C, ARM
1M TSFR + 2.534%, 7.857%, 10/15/33  (1) 6,310 5,185
KIND Trust
Series 2021-KIND, Class C, ARM
1M TSFR + 1.864%, 7.187%, 8/15/38  (1) 8,414 7,809
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS
4.021%, 3/10/50  (1) 4,905 4,294
MHC Commercial Mortgage Trust
Series 2021-MHC, Class B, ARM
1M TSFR + 1.215%, 6.538%, 4/15/38  (1) 10,189 10,029
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32  (1) 9,590 7,697
Morgan Stanley Capital I Trust
Series 2019-NUGS, Class D, ARM
1M TSFR + 1.914%, 7.237%, 12/15/36  (1) 4,445 1,581
ONE Mortgage Trust
Series 2021-PARK, Class B, ARM
1M TSFR + 1.064%, 6.387%, 3/15/36  (1) 11,219 10,405
ONE Mortgage Trust
Series 2021-PARK, Class C, ARM
1M TSFR + 1.214%, 6.537%, 3/15/36  (1) 6,005 5,491
RLGH Trust
Series 2021-TROT, Class A, ARM
1M TSFR + 0.914%, 6.237%, 4/15/36  (1) 5,580 5,438
SCG Mortgage Trust
Series 2023-NASH, Class A, ARM
1M TSFR + 2.391%, 7.722%, 12/15/40  (1) 4,565 4,559
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58  872 844
WFRBS Commercial Mortgage Trust
Series 2014-LC14, Class A5
4.045%, 3/15/47  4,898 4,884
208,519

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Residential Mortgage 0.2%
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, ARM
4.00%, 8/1/32  (1) 6,316 6,131
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56  (1) 157 155
Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57  (1) 27 27
Towd Point Mortgage Trust
Series 2017-3, Class A1, CMO, ARM
2.75%, 7/25/57  (1) 819 802
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58  (1) 648 625
7,740
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $490,951) 438,476
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 5.1%
U.S. Government Agency Obligations 3.8%
Federal Home Loan Mortgage
3.50%, 3/1/46 - 12/1/47  3,679 3,319
5.00%, 7/1/25  — —
5.50%, 10/1/38  19 19
6.00%, 9/1/34 - 9/1/35  335 346
7.00%, 3/1/39  585 610
7.50%, 6/1/38  495 515
Federal Home Loan Mortgage, ARM
1Y CMT + 2.219%, 6.344%, 10/1/33  — —
1Y CMT + 2.347%, 5.251%, 11/1/34  76 76
RFUCCT1Y + 1.625%, 4.849%, 4/1/37  5 5
RFUCCT1Y + 1.625%, 5.259%, 6/1/38  116 115
RFUCCT1Y + 1.625%, 5.703%, 6/1/38  18 18
RFUCCT1Y + 1.726%, 5.939%, 7/1/35  51 52
RFUCCT1Y + 1.733%, 4.108%, 2/1/37  22 22
RFUCCT1Y + 1.733%, 5.592%, 10/1/36  116 116
RFUCCT1Y + 1.741%, 5.059%, 5/1/38  60 59
RFUCCT1Y + 1.775%, 5.232%, 5/1/37  26 26
RFUCCT1Y + 1.842%, 4.091%, 1/1/37  35 35
RFUCCT1Y + 1.918%, 4.292%, 2/1/37  20 19
RFUCCT1Y + 1.93%, 4.187%, 12/1/36  53 53
RFUCCT1Y + 1.961%, 4.461%, 2/1/33  1 1

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
RFUCCT1Y + 1.975%, 4.225%, 2/1/34  1 1
RFUCCT1Y + 2.031%, 5.049%, 11/1/36  30 30
RFUCCT1Y + 2.083%, 4.582%, 2/1/38  123 123
RFUCCT1Y + 2.22%, 4.558%, 2/1/37  31 30
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  5,185 4,426
2.50%, 1/1/52  8,320 6,796
3.00%, 11/1/34 - 6/1/52  10,901 9,256
4.00%, 12/1/49 - 2/1/50  2,052 1,897
4.50%, 9/1/37 - 5/1/50  7,774 7,563
5.00%, 12/1/41  1,601 1,580
5.50%, 8/1/53  7,415 7,311
6.00%, 2/1/53  2,856 2,897
Federal National Mortgage Assn., ARM
ECOFC + 1.25%, 4.801%, 5/1/24  — —
ECOFC + 1.254%, 4.267%, 7/1/27  1 1
RFUCCT1Y + 1.34%, 3.59%, 12/1/35  22 21
RFUCCT1Y + 1.553%, 5.241%, 7/1/35  24 24
RFUCCT1Y + 1.584%, 4.499%, 12/1/35  53 53
RFUCCT1Y + 1.655%, 5.905%, 8/1/37  8 8
RFUCCT1Y + 1.671%, 4.046%, 2/1/33  2 2
RFUCCT1Y + 1.688%, 4.757%, 7/1/34  4 4
RFUCCT1Y + 1.69%, 5.44%, 5/1/38  56 55
RFUCCT1Y + 1.715%, 3.965%, 12/1/32  21 21
RFUCCT1Y + 1.715%, 5.965%, 10/1/32  13 13
RFUCCT1Y + 1.77%, 4.145%, 12/1/35  7 7
RFUCCT1Y + 1.78%, 4.03%, 1/1/34  11 11
RFUCCT1Y + 1.788%, 4.538%, 5/1/38  28 28
RFUCCT1Y + 1.83%, 5.081%, 4/1/38  111 109
RFUCCT1Y + 1.83%, 6.08%, 8/1/38  3 3
RFUCCT1Y + 1.853%, 6.103%, 8/1/38  78 80
RFUCCT1Y + 1.892%, 4.779%, 12/1/35  19 19
RFUCCT1Y + 1.922%, 5.20%, 5/1/38  91 90
RFUCCT6M + 1.369%, 4.85%, 10/1/33  214 214
Federal National Mortgage Assn., STEP, 5.11%, 1/25/32  — —
Federal National Mortgage Assn., UMBS
2.00%, 10/1/50  2,491 1,951
2.50%, 1/1/52  8,012 6,536
3.00%, 9/1/28 - 6/1/52  8,226 7,445
3.50%, 12/1/45 - 1/1/52  11,457 10,229
4.00%, 1/1/47 - 9/1/52  17,417 15,866
4.50%, 5/1/41 - 8/1/52  28,435 26,856
5.00%, 1/1/24 - 8/1/52  5,475 5,425
5.50%, 10/1/24 - 3/1/53  10,838 10,853
6.00%, 1/1/24 - 8/1/53  34,869 35,297
6.50%, 7/1/32 - 12/1/32  241 249

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
UMBS, TBA, 6.00%, 12/1/53  (4) 6,010 6,027
174,813
U.S. Government Obligations 1.3%
Government National Mortgage Assn.
2.00%, 3/20/52  529 427
3.00%, 9/20/47  6,628 5,810
3.50%, 8/20/44 - 7/20/52  13,452 12,064
4.00%, 9/20/45 - 10/20/52  4,883 4,545
4.50%, 8/20/47 - 10/20/52  16,754 15,866
5.00%, 12/20/34 - 5/20/48  5,885 5,835
5.50%, 9/15/45 - 2/20/49  2,531 2,535
6.00%, 7/15/36  1,194 1,227
Government National Mortgage Assn., TBA  (4)
5.50%, 12/20/53  4,295 4,264
6.50%, 12/20/53  5,515 5,608
58,181
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $247,219) 232,994
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 18.2%
Government Sponsored 0.4%
Federal Home Loan Banks, 5.00%, 2/28/25  17,215 17,201
17,201
U.S. Treasury Obligations 17.8%
U.S. Treasury Notes, 2.75%, 5/15/25  (5) 430 417
U.S. Treasury Notes, 3.875%, 3/31/25  (5) 665 655
U.S. Treasury Notes, 4.00%, 12/15/25  56,960 56,195
U.S. Treasury Notes, 4.50%, 11/15/25  136,205 135,630
U.S. Treasury Notes, 4.625%, 6/30/25  (5) 6,560 6,534
U.S. Treasury Notes, 4.625%, 11/15/26  15,050 15,116
U.S. Treasury Notes, 5.00%, 8/31/25  56,775 56,944
U.S. Treasury Notes, 5.00%, 9/30/25  314,475 315,605
U.S. Treasury Notes, 5.00%, 10/31/25  228,150 229,184
816,280
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $832,657) 833,481
SHORT-TERM INVESTMENTS 1.2%
Commercial Paper 0.5%
4(2) 0.5%(6)
Harley-Davidson Financial Services, 6.12%, 1/5/24  12,085 12,016

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Targa Resources, 6.18%, 12/18/23  12,090 12,058
24,074
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 5.42%  (7)(8) 30,909 30,909
30,909
Total Short-Term Investments
(Cost $54,977) 54,983
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.42%  (7)(8) 3,911 3,911
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 3,911
Total Securities Lending Collateral
(Cost $3,911) 3,911
Total Investments in Securities
100.1% of Net Assets
(Cost $4,715,230) $ 4,572,328
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$1,581,037 and represents 34.6% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) See Note 4 . All or a portion of this security is on loan at November 30, 2023.
(4) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $15,899 and represents 0.3% of net assets.
(5) At November 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
(6) Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $24,074 and represents 0.5% of net assets.
(7) Seven-day yield
(8) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
ECOFC Enterprise 11th District COFI Replacement Index
FRN Floating Rate Note
PTT Pass-Through Trust
RFUCCT6M Six month Refinitiv USD IBOR Consumer Cash Fallback
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SOFR90A 90-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short-Term Bond Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Bank of America, Protection Bought
(Relevant Credit: General Mills), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/24 4,857 (53) (32) (21)
Barclays Bank, Protection Bought
(Relevant Credit: Omnicom Group), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/24 13,750 (149) (93) (56)
Citibank, Protection Bought (Relevant
Credit: General Mills), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/24 6,938 (76) (47) (29)
Goldman Sachs, Protection Bought
(Relevant Credit: General Mills), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/24 13,815 (151) (93) (58)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S13, 50 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
12/16/72 56,976 839 1,576 (737)
Total Bilateral Credit Default Swaps, Protection
Bought 1,311 (901)
Total Bilateral Swaps 1,311 (901)

T. ROWE PRICE Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 152 U.S. Treasury Notes five year contracts 3/24 (16,241) $ (119)
Short, 897 U.S. Treasury Notes ten year contracts 3/24 (98,488) (429)
Long, 5,190 U.S. Treasury Notes two year contracts 3/24 1,061,152 2,750
Short, 183 Ultra U.S. Treasury Bonds contracts 3/24 (22,509) (426)
Short, 898 Ultra U.S. Treasury Notes ten year
contracts 3/24 (101,937) (563)
Net payments (receipts) of variation margin to date (1,358)
Variation margin receivable (payable) on open futures contracts $ (145)

T. ROWE PRICE Short-Term Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ 1,787++
Totals $ —# $ — $ 1,787+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
11/30/23
T. Rowe Price Government
Reserve Fund, 5.42% $ 48,178  ¤   ¤ $ 34,820
Total $ 34,820^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $1,787 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $34,820.

T. ROWE PRICE Short-Term Bond Fund
November 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $4,715,230) $ 4,572,328
Interest receivable 30,458
Receivable for shares sold 2,574
Bilateral swap premiums paid 1,576
Receivable for investment securities sold 1,172
Cash 295
Foreign currency (cost $1) 1
Other assets 76
Total assets 4,608,480
Liabilities
Payable for investment securities purchased 27,094
Payable for shares redeemed 5,538
Obligation to return securities lending collateral 3,911
Investment management fees payable 1,107
Unrealized loss on bilateral swaps 901
Bilateral swap premiums received 265
Due to affiliates 169
Variation margin payable on futures contracts 145
Payable to directors 3
Other liabilities 2,165
Total liabilities 41,298
NET ASSETS $ 4,567,182

T. ROWE PRICE Short-Term Bond Fund
November 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (320,094)
Paid-in capital applicable to 1,010,612,973 shares of $0.01
par value capital stock outstanding; 6,000,000,000 shares
authorized 4,887,276
NET ASSETS $ 4,567,182
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,409,772; Shares outstanding: 312,114,557) $ 4.52
Advisor Class
(Net assets: $7,220; Shares outstanding: 1,595,390) $ 4.53
I Class
(Net assets: $2,859,317; Shares outstanding: 632,499,200) $ 4.52
Z Class
(Net assets: $290,873; Shares outstanding: 64,403,826) $ 4.52

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/23
Investment Income (Loss)
Income
    Interest $ 85,125
Dividend 1,787
Securities lending 28
Other 2
Total income 86,942
Expenses
Investment management 6,740
Shareholder servicing
Investor Class $ 1,104
Advisor Class 8
I Class 478 1,590
Rule 12b-1 fees
Advisor Class 9
Prospectus and shareholder reports
Investor Class 53
Advisor Class 1
I Class 38 92
Custody and accounting 160
Registration 54
Proxy and annual meeting 48
Legal and audit 20
Directors 8
Miscellaneous 29
Waived / paid by Price Associates (302)
Total expenses 8,448
Net investment income 78,494

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (35,749)
Futures (8,462)
Swaps (1,162)
Options written 224
Net realized loss (45,149)
Change in net unrealized gain / loss
Securities 54,384
Futures 3,898
Swaps (36)
Change in net unrealized gain / loss 58,246
Net realized and unrealized gain / loss 13,097
INCREASE IN NET ASSETS FROM OPERATIONS
$ 91,591

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/23
Year
Ended
5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 78,494 $ 128,326
Net realized loss (45,149) (78,497)
Change in net unrealized gain / loss 58,246 (42,568)
Increase in net assets from operations 91,591 7,261
Distributions to shareholders
Net earnings
Investor Class (24,165) (41,361)
Advisor Class (114) (190)
I Class (49,883) (81,683)
Z Class (3,762) (4,904)
Decrease in net assets from distributions (77,924) (128,138)
Capital share transactions
*
Shares sold
Investor Class 83,066 277,677
Advisor Class 551 2,405
I Class 245,064 900,781
Z Class 138,000 2,091
Distributions reinvested
Investor Class 19,493 33,719
Advisor Class 111 181
I Class 44,426 72,329
Z Class 3,762 4,904
Shares redeemed
Investor Class (220,215) (600,705)
Advisor Class (1,509) (4,005)
I Class (409,859) (1,112,049)
Z Class (2,732) (53,153)
Decrease in net assets from capital share
transactions (99,842) (475,825)

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Year
Ended
5/31/23
Net Assets
Decrease during period (86,175) (596,702)
Beginning of period 4,653,357 5,250,059
End of period $ 4,567,182 $ 4,653,357
*Share information (000s)
Shares sold
Investor Class 18,517 61,517
Advisor Class 122 531
I Class 54,671 199,592
Z Class 30,841 462
Distributions reinvested
Investor Class 4,343 7,480
Advisor Class 25 40
I Class 9,890 16,032
Z Class 838 1,088
Shares redeemed
Investor Class (49,087) (133,141)
Advisor Class (336) (888)
I Class (91,274) (246,229)
Z Class (609) (11,819)
Decrease in shares outstanding (22,059) (105,335)

T. ROWE PRICE Short-Term Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Short-Term Bond Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Short-Term Bond Fund
(the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund has four classes of shares: the
Short-Term Bond Fund (Investor Class), the Short-Term Bond Fund–Advisor Class
(Advisor Class), the Short-Term Bond Fund–I Class (I Class), and the Short-Term Bond
Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest

T. ROWE PRICE Short-Term Bond Fund

income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial statements.

T. ROWE PRICE Short-Term Bond Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant

T. ROWE PRICE Short-Term Bond Fund

observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Short-Term Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 4,513,434 $ — $ 4,513,434
Short-Term Investments 30,909 24,074 — 54,983
Securities Lending Collateral 3,911 — — 3,911
Total Securities 34,820 4,537,508 — 4,572,328
Swaps — 839 — 839
Futures Contracts* 2,750 — — 2,750
Total $ 37,570 $ 4,538,347 $ — $ 4,575,917
Liabilities
Swaps $ — $ 429 $ — $ 429
Futures Contracts* 1,537 — — 1,537
Total $ 1,537 $ 429 $ — $ 1,966
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Short-Term Bond Fund

use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 2,750
Credit derivatives Bilateral Swaps and Premiums 839
*
Total $ 3,589
*
Liabilities
Interest rate derivatives Futures $ 1,537
Credit derivatives Bilateral Swaps and Premiums 429
Total $ 1,966
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Short-Term Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ 224 $ (8,462) $ — $ (8,238)
Credit derivatives — — (1,162) (1,162)
Total $ 224 $ (8,462) $ (1,162) $ (9,400)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ — $ 3,898 $ — $ 3,898
Credit derivatives — — (36) (36)
Total $ — $ 3,898 $ (36) $ 3,862

T. ROWE PRICE Short-Term Bond Fund

MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of November 30, 2023, securities valued at $719,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of November 30, 2023, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $837,000 cash. As of November 30, 2023, securities valued at $6,499,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and

T. ROWE PRICE Short-Term Bond Fund

mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 23% and 28% of net assets.
Options   The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
The fund may buy or sell options that can be settled either directly with the counterparty
(OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in
Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations;
premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.
Risks related to the use of options include possible illiquidity of the options markets;
trading restrictions imposed by an exchange or counterparty; possible failure of

T. ROWE PRICE Short-Term Bond Fund

counterparties to meet the terms of the agreements; movements in the underlying asset values and interest rates; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally less than 1% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool;
or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying
Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of
Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and
Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin).
Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where

T. ROWE PRICE Short-Term Bond Fund

the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and 4% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in

T. ROWE PRICE Short-Term Bond Fund

economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The
fund enters into to-be-announced (TBA) purchase or sale commitments (collectively,
TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With
TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards.
The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling”
the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward
Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2023, no collateral had been posted by the fund to counterparties for MSFTA Transactions. Collateral pledged by counterparties to the fund for MSFTA Transactions consisted of $36,000 cash as of November 30, 2023.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by

T. ROWE PRICE Short-Term Bond Fund

the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2023, the value of loaned securities was
$3,787,000; the value of cash collateral and related investments was $3,911,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $525,155,000 and $731,943,000, respectively, for the six months ended November 30, 2023. Purchases and sales of U.S. government securities aggregated $1,194,585,000 and $1,152,302,000, respectively, for the six months ended
November 30, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2023, the fund had $129,690,000 of available capital loss carryforwards.
At November 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $4,716,541,000. Net unrealized loss aggregated $142,590,000 at period-end, of which $12,024,000 related to appreciated investments and $154,614,000 related to depreciated investments.

T. ROWE PRICE Short-Term Bond Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.01% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2023, the effective annual group fee rate was 0.29%.
Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to November 1, 2023, the Investor Class was not subject to a contractual expense limitation. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account)
to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
Effective June 1, 2023, the Advisor Class is also subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to
June 1, 2023, the Advisor Class was not subject to a contractual expense limitation.
During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without

T. ROWE PRICE Short-Term Bond Fund

causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended November 30, 2023 as indicated in the table below. At November 30, 2023, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE Short-Term Bond Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended November 30, 2023, expenses incurred pursuant to these service agreements were $55,000 for Price Associates; $617,000 for T. Rowe Price Services, Inc.;
and $43,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended November 30, 2023, the fund was charged $343,000 for shareholder servicing costs related to the college savings plans, of which $234,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At November 30, 2023, approximately
36% of the outstanding shares of the I Class were held by college savings plans.
Investor Class Advisor Class I Class Z Class
Expense limitation/I Class
Limit 0.65% 0.90% 0.05% 0.00%
Expense limitation date 09/30/25 09/30/24 09/30/24 N/A
(Waived)/repaid during the
period ($000s) $— $— $— $(302)

T. ROWE PRICE Short-Term Bond Fund

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At November 30, 2023, 100% of the Z Class's outstanding shares were held by Price
Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of November 30, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 51,825,393 shares of the Investor Class, representing 17% of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
November 30, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

T. ROWE PRICE Short-Term Bond Fund

The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Short-Term Bond Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 1,151,154,014 7,573,840
Mark J. Parrell 1,150,613,182 8,087,796
Kellye L. Walker 1,152,207,455 6,908,208
Eric L. Veiel 1,150,945,497 8,186,192

T. ROWE PRICE Short-Term Bond Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Short-Term Bond Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Short-Term Bond Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F55-051 1/24

Item 1.  (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2024